PGIM Short Duration Muni Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	91 Months Ended		120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.05%	0.99%	1.99%	[2]	2.25%
Bloomberg 1-8 Year Municipal Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.50%	1.04%	1.49%	[2]	1.59%
A
Prospectus [Line Items]
Average Annual Return, Percent			(0.11%)	0.12%			1.44%
Performance Inception Date
C
Prospectus [Line Items]
Average Annual Return, Percent			0.17%	(0.29%)			0.85%
Performance Inception Date
Z
Prospectus [Line Items]
Average Annual Return, Percent			2.60%	0.90%			1.95%
Performance Inception Date
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.60%	0.89%			1.94%
Performance Inception Date
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.68%	1.14%			1.99%
Performance Inception Date
R6
Prospectus [Line Items]
Average Annual Return, Percent			2.63%	0.92%	1.79%
Performance Inception Date		May 25, 2017

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.